NONCONTROLLING INTEREST (Details)	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)
NONCONTROLLING INTEREST
Noncontrolling interests, Beginning Balance	¥ 13,015,392	$ 1,887,054	¥ 379,724,280	$ 55,054,845	¥ 392,881,777	$ 56,962,503
Net loss attributable to noncontrolling interest	4,633,205	671,752	5,590,513	810,548	3,259,528	472,587
Translation difference charge to noncontrolling interests					(16,417,025)	(2,380,245)
Noncontrolling interests from consolidation since acquisition	162,253	23,524	372,299,401	53,978,339
Contributions from noncontrolling interests	(40,000)	(5,799)
Noncontrolling Interest, Ending Balance	¥ 17,770,850	$ 2,576,531	¥ 13,015,392	$ 1,887,054	¥ 379,724,280	$ 55,054,845